Segregated funds (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Segregated Funds Net Assets	Segregated fund net assets

	As at

(Millions of Canadian dollars)	October 31 2023	October 31 2022
Cash	$40	$39
Investment in mutual funds	2,719	2,598
Other assets (liabilities), net	1	1
	$2,760	$2,638

Changes in Segregated Funds Net Assets
Changes in net assets

	For the year ended

(Millions of Canadian dollars)	October 31 2023	October 31 2022
Net assets at beginning of period	$2,638	$2,666
Additions (deductions):
Deposits from policyholders	734	859
Net realized and unrealized gains (losses)	52	(301)
Interest and dividends	76	56
Payment to policyholders	(668)	(573)
Management and administrative fees	(72)	(69)
Net assets at end of period	$2,760	$2,638